Derivative Financial Instruments - Summary of Characterisitics and Fair Value of Derivative Instruments (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2019
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
CAP 1						1.75%
Fair value asset	$ 167,696,000	$ 292,697,000	$ 89,711,000
Fair value liability	(26,990,000)	(51,205,000)	(71,387,000)
H S B C Bank [Member] | 7.21% [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount			$ 1,500,000,000
Hedge start date			2017-05
Rate			7.21%
Due date			2022-03
Fair value liability			$ (6,764,000)
Scotiabank [Member] | 8.0315% [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount			$ 2,300,000,000
Hedge start date			2019-02
Rate			8.0315%
Due date			2022-11
Fair value liability			$ (23,527,000)
Scotiabank [Member] | 8.03% [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount	$ 3,000,000,000	$ 3,000,000,000	$ 3,000,000,000
Hedge start date	2019-02	2019-02	2019-02
Rate	8.03%	8.03%	8.03%
Due date	2024-03	2024-03	2024-03
Fair value asset	$ 144,096,000	$ 91,885,000
Fair value liability			$ (41,096,000)
Scotiabank [Member] | 6.332% [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount	$ 3,000,000,000	$ 3,000,000,000	$ 3,000,000,000
Hedge start date	2020-03	2020-03	2020-03
Rate	6.332%	6.332%	6.332%
Due date	2025-02	2025-02	2025-02
Fair value asset	$ 23,600,000	$ 200,812,000	$ 89,711,000
The Bank of Nova Scotia [Member] | 1.59% [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount				$ 12.0	$ 20.0
Hedge start date	2022-03	2022-03
Rate	1.59%	1.59%
Due date	2025-04	2025-04
Fair value liability	$ (5,455,000)	$ (14,972,000)
The Bank of Nova Scotia [Member] | 1.785% [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount					$ 30.0
Hedge start date		2022-03
Rate		1.785%
Due date		2025-09
Fair value liability		$ (36,233,000)
The Bank of Nova Scotia [Member] | 1.7850% [Member]
Disclosure Of Fair Value Of Derivative Financial Instruments [Line Items]
Notional amount				$ 30.0
Hedge start date	2022-03
Rate	1.7850%
Due date	2025-09
Fair value liability	$ (21,535,000)